Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
17.	Subsequent Events

On January 9, 2026, the Company paid a regular quarterly cash dividend of $818 for the third quarter of 2025 to all shareholders of record as of December 29, 2025 (Note 12).

On January 27, 2026, the Company entered into agreement with an unaffiliated party for the sale of Cretansea for a gross sale price of $15,200. Delivery of the vessel to her new owners is expected to take place in the second quarter of 2026.
On February 6, 2026, RGI entered into share sale and purchase agreement with an unaffiliated third party to sell all the 45% equity stake in WEC for a price of Euro 15.5 million. The buyer made a prepayment of Euro 1.0 million after signing the agreement which is secured by a first priority lien on 3% of the disposal shares. The sale is expected to be completed by May 31, 2026, subject to customary conditions, after which United will no longer retain an equity stake in WEC.
On February 6, 2026, following United exercising its right of first offer, the Company entered into an agreement with Seanergy for the acquisition of the Dukeship through an 18-month bareboat charter. The charter period commenced following the delivery of the vessel on February 12, 2026. United has advanced a downpayment of $5,500 and will pay a daily charter rate of $9.5, with a purchase obligation of $22,050 at the end of the bareboat charter. A special committee of disinterested members of the Company’s Board of Directors negotiated the terms and approved the agreement.

On February 26, 2026, RGI declared and paid a dividend of Euro 0.9 million to all of its shareholders.

On March 5, 2026, the Company entered into an $18,250 sale and leaseback agreement with an affiliate of Huarong to finance the purchase option cost of the Nisea under its previous bareboat charter. The Company sold and chartered back the vessel on a bareboat basis for a five-year period which commenced on March 10, 2026. The charterhire principal amortizes in 20 quarterly installments of $353 along with a purchase obligation of $11,200 at the expiry of the bareboat charter, bearing an interest rate of 3-month term SOFR plus 1.95% per annum. The Company has continuous options to repurchase the vessel at any time during the bareboat charter period at predetermined prices, as set forth in the agreement, following the first anniversary of the bareboat charter. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions.

On March 9, 2026, the Compensation Committee of our board of directors approved a further amendment and restatement of our 2022 Equity Incentive Plan to increase the aggregate number of common shares reserved for issuance under the plan to 500,000 shares. On the same date, the Compensation Committee granted an aggregate of 464,000 restricted shares of common stock pursuant to the Plan. Of the total 464,000 common shares issued on March 9, 2026, 340,000 common shares were granted to the members of the Company’s board of directors and 124,000 common shares were granted to certain of the Company’s service providers and to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $2.07. 115,000 shares vested on the date of the issuance, March 9, 2026, 154,000 shares will vest on September 9, 2026, 117,000 shares will vest on April 9, 2027 and 78,000 shares will vest on September 9, 2027.

On March 10, 2026, the Company declared a regular cash dividend of $0.10 per common share for the fourth quarter of 2025 payable on or about April 10, 2026 to all shareholders of record as of March 27, 2026.

On March 10, 2026, the Company exercised its purchase option for Nisea as per the terms of the bareboat charter agreement using the funds of Huarong sale and leaseback agreement.

On March 11, 2026, following United exercising its right of first offer, the Company agreed the main terms to acquire the Squireship from Seanergy for a purchase price of $29,500. The purchase is subject to entering into a memorandum of agreement and securing financing. The vessel is expected to be delivered by mid-June 2026. A special committee of disinterested members of the Company’s Board of Directors negotiated the terms and approved the agreement.
On March 13, 2026, the Company completed the conversion of the loan amount to RGI into 2,648,827 shares. Upon conversion, the Company held an 84.3% equity stake in RGI.
Since the beginning of the period ended December 31, 2025 and until April 2, 2026, the Company has repurchased 9,506 of its outstanding common shares at an average price of approximately $1.74 per share for a total of $16.6, inclusive of commissions and fees. All the repurchased shares were cancelled and restored to the status of authorized but unissued shares.